Calvert
US Large-Cap Growth Responsible Index Fund
June 30, 2020
Schedule of Investments (Unaudited)

Common Stocks — 99.9%

Security	Shares	Value
Aerospace & Defense — 0.2%
Axon Enterprise, Inc.(1)	638	$ 62,607
Curtiss-Wright Corp.	167	14,910
HEICO Corp.	489	48,729
Mercury Systems, Inc.(1)	476	37,442
Teledyne Technologies, Inc.(1)	350	108,832
		$ 272,520
Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.(2)	205	$ 16,207
Expeditors International of Washington, Inc.	1,245	94,670
FedEx Corp.	122	17,107
United Parcel Service, Inc., Class B	1,520	168,994
		$296,978
Airlines — 0.0%(3)
American Airlines Group, Inc.	2,810	$36,727
		$36,727
Auto Components — 0.0%(3)
Gentex Corp.	1,229	$31,671
		$31,671
Automobiles — 1.1%
Tesla, Inc.(1)	1,246	$1,345,443
		$1,345,443
Banks — 0.2%
Commerce Bancshares, Inc.	151	$8,980
First Financial Bankshares, Inc.	600	17,334
First Republic Bank	892	94,543
Glacier Bancorp, Inc.	156	5,505
SVB Financial Group(1)	295	63,582
		$189,944
Beverages — 0.8%
Coca-Cola Co. (The)	6,600	$294,888
PepsiCo, Inc.	5,273	697,407
		$992,295
Biotechnology — 4.1%
AbbVie, Inc.	9,881	$970,117
ACADIA Pharmaceuticals, Inc.(1)(2)	711	34,462
Acceleron Pharma, Inc.(1)	377	35,917
Agios Pharmaceuticals, Inc.(1)	2	107
Security	Shares	Value
Biotechnology (continued)
Alexion Pharmaceuticals, Inc.(1)	1,898	$ 213,031
Alnylam Pharmaceuticals, Inc.(1)(2)	693	102,640
Amgen, Inc.	3,476	819,849
Amicus Therapeutics, Inc.(1)	2,519	37,987
Arena Pharmaceuticals, Inc.(1)	540	33,993
Arrowhead Pharmaceuticals, Inc(1)	954	41,203
Biogen, Inc.(1)	1,444	386,342
BioMarin Pharmaceutical, Inc.(1)	1,293	159,479
Bluebird Bio, Inc.(1)	605	36,929
Emergent BioSolutions, Inc.(1)	492	38,907
Exact Sciences Corp.(1)	1,257	109,284
Exelixis, Inc.(1)	2,901	68,870
FibroGen, Inc.(1)	374	15,158
Gilead Sciences, Inc.	1,422	109,409
Halozyme Therapeutics, Inc.(1)	5	134
Incyte Corp.(1)	1,577	163,961
Ionis Pharmaceuticals, Inc.(1)	1,159	68,335
Neurocrine Biosciences, Inc.(1)	770	93,940
PTC Therapeutics, Inc.(1)	681	34,554
Regeneron Pharmaceuticals, Inc.(1)	970	604,940
Sarepta Therapeutics, Inc.(1)	637	102,137
Seattle Genetics, Inc.(1)	1,073	182,324
Ultragenyx Pharmaceutical, Inc.(1)	502	39,266
Vertex Pharmaceuticals, Inc.(1)	2,277	661,036
		$5,164,311
Building Products — 0.7%
AAON, Inc.	312	$16,938
Advanced Drainage Systems, Inc.	325	16,055
Allegion PLC	992	101,402
Armstrong World Industries, Inc.	435	33,913
Carrier Global Corp.(1)	6,922	153,807
Fortune Brands Home & Security, Inc.	260	16,622
Johnson Controls International PLC	7,841	267,692
Masco Corp.	1,687	84,704
Owens Corning	2,006	111,855
Trane Technologies PLC	205	18,241
Trex Co., Inc.(1)	472	61,393
UFP Industries, Inc.	3	148
		$882,770
Capital Markets — 3.0%
Affiliated Managers Group, Inc.	100	$7,456
Ares Management Corp., Class A	1,507	59,828
BlackRock, Inc.	437	237,767
Blackstone Group, Inc. (The), Class A	7,881	446,537

Calvert
US Large-Cap Growth Responsible Index Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Capital Markets (continued)
Cboe Global Markets, Inc.	1,217	$ 113,522
Charles Schwab Corp. (The)	743	25,069
CME Group, Inc.	2,083	338,571
Cohen & Steers, Inc.	225	15,311
E*Trade Financial Corp.	344	17,107
FactSet Research Systems, Inc.	314	103,140
Hamilton Lane, Inc., Class A	238	16,034
Houlihan Lokey, Inc.	339	18,862
Interactive Brokers Group, Inc., Class A	368	15,371
Intercontinental Exchange, Inc.	3,191	292,296
KKR & Co., Inc.	398	12,290
LPL Financial Holdings, Inc.	428	33,555
MarketAxess Holdings, Inc.	444	222,409
Moody's Corp.	1,245	342,039
Morningstar, Inc.	220	31,013
MSCI, Inc.	615	205,299
Nasdaq, Inc.	1,300	155,311
Owl Rock Capital Corp.	3,333	41,096
S&P Global, Inc.	1,960	645,781
SEI Investments Co.	1,686	92,696
T. Rowe Price Group, Inc.	2,318	286,273
TD Ameritrade Holding Corp.	318	11,569
Virtu Financial, Inc., Class A	5	118
		$3,786,320
Chemicals — 1.2%
Air Products & Chemicals, Inc.	978	$236,148
Axalta Coating Systems, Ltd.(1)	1,534	34,592
Celanese Corp.	415	35,831
Ecolab, Inc.	1,816	361,293
FMC Corp.	1,265	126,019
International Flavors & Fragrances, Inc.	301	36,861
Mosaic Co. (The)	2,706	33,852
PPG Industries, Inc.	1,065	112,954
Quaker Chemical Corp.(2)	94	17,451
Sherwin-Williams Co. (The)	886	511,975
WR Grace & Co.	319	16,208
		$1,523,184
Commercial Services & Supplies — 0.6%
ADT, Inc.	1,590	$12,688
Cintas Corp.	603	160,615
Copart, Inc.(1)	1,569	130,651
IAA, Inc.(1)	973	37,529
MSA Safety, Inc.	326	37,307
Republic Services, Inc.	795	65,230
Security	Shares	Value
Commercial Services & Supplies (continued)
Tetra Tech, Inc.	364	$ 28,800
UniFirst Corp.	48	8,589
Waste Management, Inc.	2,239	237,132
		$ 718,541
Communications Equipment — 0.9%
Arista Networks, Inc.(1)	440	$ 92,413
Ciena Corp.(1)	1,263	68,404
Cisco Systems, Inc.	15,368	716,763
F5 Networks, Inc.(1)	466	64,998
Lumentum Holdings, Inc.(1)	602	49,021
Motorola Solutions, Inc.	1,136	159,188
		$1,150,787
Construction Materials — 0.2%
Martin Marietta Materials, Inc.	457	$94,403
Vulcan Materials Co.	1,358	157,324
		$251,727
Consumer Finance — 0.2%
American Express Co.	1,024	$97,485
Credit Acceptance Corp.(1)	142	59,499
FirstCash, Inc.	259	17,477
LendingTree, Inc.(1)(2)	124	35,902
		$210,363
Containers & Packaging — 0.3%
AptarGroup, Inc.	354	$39,641
Avery Dennison Corp.	139	15,858
Ball Corp.	2,923	203,119
Berry Global Group, Inc.(1)	354	15,689
Crown Holdings, Inc.(1)	506	32,956
Silgan Holdings, Inc.	4	130
		$307,393
Distributors — 0.1%
Pool Corp.	256	$69,599
		$69,599
Diversified Consumer Services — 0.2%
Bright Horizons Family Solutions, Inc.(1)	477	$55,904
Chegg, Inc.(1)(2)	986	66,318
frontdoor, Inc.(1)	656	29,081
Grand Canyon Education, Inc.(1)	364	32,953
H&R Block, Inc.	936	13,366
Service Corp. International	3	117

Calvert
US Large-Cap Growth Responsible Index Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Diversified Consumer Services (continued)
ServiceMaster Global Holdings, Inc.(1)	261	$ 9,315
Strategic Education, Inc.	101	15,519
		$ 222,573
Diversified Telecommunication Services — 0.0%(3)
Cogent Communications Holdings, Inc.	202	$ 15,627
Iridium Communications, Inc.(1)	703	17,884
		$ 33,511
Electric Utilities — 0.4%
Eversource Energy	434	$36,139
NextEra Energy, Inc.	2,069	496,912
Xcel Energy, Inc.	244	15,250
		$548,301
Electrical Equipment — 0.5%
AMETEK, Inc.	1,718	$153,538
Emerson Electric Co.	1,608	99,744
Generac Holdings, Inc.(1)	605	73,768
Hubbell, Inc.	161	20,183
Rockwell Automation, Inc.	1,002	213,426
Sensata Technologies Holding PLC(1)	950	35,368
Vertiv Holdings Co.(1)(2)	2,581	34,998
		$631,025
Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp., Class A	2,435	$233,297
CDW Corp.	849	98,637
Corning, Inc.	6,243	161,694
Dolby Laboratories, Inc., Class A	271	17,851
IPG Photonics Corp.(1)	229	36,729
Jabil, Inc.	457	14,661
Keysight Technologies, Inc.(1)	2,037	205,289
National Instruments Corp.	405	15,678
Novanta, Inc.(1)	357	38,117
Trimble, Inc.(1)	2,297	99,207
Zebra Technologies Corp., Class A(1)	429	109,802
		$1,030,962
Energy Equipment & Services — 0.2%
Baker Hughes Co.	13,782	$212,105
		$212,105
Entertainment — 2.6%
Activision Blizzard, Inc.	4,266	$323,789
Electronic Arts, Inc.(1)	2,373	313,355
Security	Shares	Value
Entertainment (continued)
Liberty Formula One Group, Series C(1)	1,129	$ 35,801
Live Nation Entertainment, Inc.(1)	785	34,799
Madison Square Garden Sports Corp., Class A(1)	105	15,424
Netflix, Inc.(1)	3,375	1,535,760
Roku, Inc.(1)(2)	769	89,612
Take-Two Interactive Software, Inc.(1)	934	130,358
Walt Disney Co. (The)	6,477	722,250
World Wrestling Entertainment, Inc., Class A	325	14,121
Zynga, Inc., Class A(1)	7,408	70,672
		$3,285,941
Food & Staples Retailing — 0.6%
Casey's General Stores, Inc.	103	$15,401
Costco Wholesale Corp.	1,951	591,563
Grocery Outlet Holding Corp.(1)	678	27,662
Sprouts Farmers Market, Inc.(1)	689	17,631
Walmart, Inc.	477	57,135
		$709,392
Food Products — 0.8%
BellRing Brands, Inc., Class A(1)	215	$4,287
Bunge, Ltd.	395	16,246
Campbell Soup Co.	705	34,989
Conagra Brands, Inc.	369	12,978
Flowers Foods, Inc.	733	16,390
Freshpet, Inc.(1)	415	34,719
General Mills, Inc.	579	35,695
Hain Celestial Group, Inc. (The)(1)	407	12,825
Hershey Co. (The)	1,154	149,581
Hormel Foods Corp.(2)	1,369	66,082
JM Smucker Co. (The)	146	15,448
Kellogg Co.	559	36,927
Lamb Weston Holdings, Inc.	1,416	90,525
Lancaster Colony Corp.	206	31,928
McCormick & Co., Inc.	958	171,875
Mondelez International, Inc., Class A	5,115	261,530
Post Holdings, Inc.(1)	387	33,909
TreeHouse Foods, Inc.(1)	182	7,972
		$1,033,906
Gas Utilities — 0.0%(3)
ONE Gas, Inc.	110	$8,475
		$8,475
Health Care Equipment & Supplies — 5.4%
Abbott Laboratories	12,959	$1,184,841

Calvert
US Large-Cap Growth Responsible Index Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Equipment & Supplies (continued)
ABIOMED, Inc.(1)	416	$ 100,489
Align Technology, Inc.(1)	641	175,916
Baxter International, Inc.	3,977	342,420
Becton, Dickinson and Co.	2,538	607,267
Boston Scientific Corp.(1)	13,078	459,169
Cooper Cos., Inc. (The)	453	128,489
Danaher Corp.	3,805	672,838
DENTSPLY SIRONA, Inc.	2,162	95,258
DexCom, Inc.(1)	781	316,617
Edwards Lifesciences Corp.(1)	4,703	325,024
Globus Medical, Inc., Class A(1)	664	31,679
Haemonetics Corp.(1)	414	37,078
Hill-Rom Holdings, Inc.	595	65,319
Hologic, Inc.(1)	733	41,781
ICU Medical, Inc.(1)	190	35,019
IDEXX Laboratories, Inc.(1)	726	239,696
Insulet Corp.(1)	575	111,700
Integra LifeSciences Holdings Corp.(1)	752	35,337
Intuitive Surgical, Inc.(1)	1,062	605,160
iRhythm Technologies, Inc.(1)	135	15,645
Masimo Corp.(1)	464	105,787
Neogen Corp.(1)	457	35,463
Novocure, Ltd.(1)	619	36,707
NuVasive, Inc.(1)	279	15,529
Penumbra, Inc.(1)	327	58,474
Quidel Corp.(1)	316	70,702
ResMed, Inc.	1,282	246,144
STERIS PLC	714	109,556
Teleflex, Inc.	378	137,584
Varian Medical Systems, Inc.(1)	845	103,529
West Pharmaceutical Services, Inc.	715	162,427
		$6,708,644
Health Care Providers & Services — 0.7%
Amedisys, Inc.(1)	310	$61,547
Anthem, Inc.	228	59,960
Centene Corp.(1)	1,035	65,774
Chemed Corp.	145	65,405
Encompass Health Corp.	335	20,747
HCA Healthcare, Inc.	361	35,039
HealthEquity, Inc.(1)	527	30,919
Humana, Inc.	667	258,629
Laboratory Corp. of America Holdings(1)	805	133,719
LHC Group, Inc.(1)	238	41,488
Molina Healthcare, Inc.(1)	349	62,115
Premier, Inc., Class A(1)	569	19,505
Security	Shares	Value
Health Care Providers & Services (continued)
Quest Diagnostics, Inc.	181	$ 20,627
		$ 875,474
Health Care Technology — 0.5%
Cerner Corp.	2,428	$ 166,439
HMS Holdings Corp.(1)	533	17,264
Inovalon Holdings, Inc., Class A(1)	802	15,447
Omnicell, Inc.(1)	234	16,525
Teladoc Health, Inc.(1)	674	128,626
Veeva Systems, Inc., Class A(1)	1,017	238,405
		$582,706
Hotels, Restaurants & Leisure — 1.6%
Aramark	500	$11,285
Chipotle Mexican Grill, Inc.(1)	301	316,760
Choice Hotels International, Inc.	193	15,228
Domino's Pizza, Inc.	411	151,840
Dunkin' Brands Group, Inc.	949	61,903
Hilton Worldwide Holdings, Inc.	2,038	149,691
Hyatt Hotels Corp., Class A(2)	116	5,834
Marriott International, Inc., Class A	700	60,011
Marriott Vacations Worldwide Corp.	374	30,746
Planet Fitness, Inc., Class A(1)	618	37,432
Starbucks Corp.	10,530	774,903
Texas Roadhouse, Inc.	150	7,885
Vail Resorts, Inc.	155	28,233
Wendy's Co. (The)	1,606	34,979
Wingstop, Inc.	308	42,803
Wyndham Hotels & Resorts, Inc.	334	14,235
Yum! Brands, Inc.	2,549	221,534
		$1,965,302
Household Durables — 0.2%
Helen of Troy, Ltd.(1)	187	$35,261
Newell Brands, Inc.	8	127
NVR, Inc.(1)	38	123,832
Tempur Sealy International, Inc.(1)	109	7,843
TopBuild Corp.(1)	313	35,610
		$202,673
Household Products — 2.3%
Church & Dwight Co., Inc.	1,402	$108,374
Clorox Co. (The)	749	164,308
Colgate-Palmolive Co.	5,543	406,080
Energizer Holdings, Inc.	371	17,619
Kimberly-Clark Corp.	1,239	175,133

Calvert
US Large-Cap Growth Responsible Index Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Household Products (continued)
Procter & Gamble Co. (The)	16,921	$ 2,023,244
		$ 2,894,758
Independent Power and Renewable Electricity Producers — 0.0%(3)
AES Corp. (The)	1,231	$ 17,837
Clearway Energy, Inc., Class C	258	5,950
Ormat Technologies, Inc.	229	14,539
		$ 38,326
Industrial Conglomerates — 0.5%
3M Co.	1,480	$230,865
Carlisle Cos., Inc.	321	38,414
Roper Technologies, Inc.	1,049	407,285
		$676,564
Insurance — 0.9%
Alleghany Corp.(1)	188	$91,958
Brown & Brown, Inc.	1,466	59,754
eHealth, Inc.(1)	152	14,933
Enstar Group, Ltd.(1)	217	33,151
Erie Indemnity Co., Class A	212	40,683
Kemper Corp.	125	9,065
Kinsale Capital Group, Inc.	242	37,561
Marsh & McLennan Cos., Inc.	3,543	380,412
Primerica, Inc.	117	13,642
Progressive Corp. (The)	3,366	269,650
RenaissanceRe Holdings, Ltd.	361	61,742
RLI Corp.	424	34,810
White Mountains Insurance Group, Ltd.	15	13,320
Willis Towers Watson PLC	523	103,005
		$1,163,686
Interactive Media & Services — 5.0%
Alphabet, Inc., Class A(1)	4,189	$5,940,211
ANGI Homeservices, Inc., Class A(1)(2)	434	5,273
CarGurus, Inc.(1)	605	15,337
IAC/InterActiveCorp.(1)	596	192,746
Match Group, Inc.(1)(2)	416	44,533
Twitter, Inc.(1)	3,516	104,742
		$6,302,842
Internet & Direct Marketing Retail — 7.3%
Amazon.com, Inc.(1)	2,998	$8,270,942
Booking Holdings, Inc.(1)	333	530,249
eBay, Inc.	2	105
Etsy, Inc.(1)	942	100,069
Security	Shares	Value
Internet & Direct Marketing Retail (continued)
Expedia Group, Inc.	1,115	$ 91,653
GrubHub, Inc.(1)	608	42,742
Qurate Retail, Inc., Series A(1)	1,712	16,264
Stamps.com, Inc.(1)	93	17,083
Wayfair, Inc., Class A(1)(2)	75	14,821
		$ 9,083,928
IT Services — 8.3%
Accenture PLC, Class A	4,861	$ 1,043,754
Akamai Technologies, Inc.(1)	1,258	134,719
Amdocs, Ltd.	260	15,829
Automatic Data Processing, Inc.	1,833	272,915
Black Knight, Inc.(1)	1,264	91,716
Booz Allen Hamilton Holding Corp., Class A	863	67,133
Broadridge Financial Solutions, Inc.	837	105,621
Cognizant Technology Solutions Corp., Class A	1,908	108,412
EPAM Systems, Inc.(1)	432	108,868
Fidelity National Information Services, Inc.	5,033	674,875
Fiserv, Inc.(1)	4,540	443,195
Gartner, Inc.(1)	769	93,303
Genpact, Ltd.	1,013	36,995
GoDaddy, Inc., Class A(1)	830	60,864
Jack Henry & Associates, Inc.	601	110,602
ManTech International Corp. / VA, Class A	183	12,534
MasterCard, Inc., Class A	6,727	1,989,174
MAXIMUS, Inc.	248	17,472
MongoDB, Inc.(1)(2)	388	87,820
Okta, Inc.(1)	520	104,120
Paychex, Inc.	1,318	99,838
PayPal Holdings, Inc.(1)	8,935	1,556,745
Perspecta, Inc.	652	15,146
Science Applications International Corp.	198	15,381
Square, Inc., Class A(1)	2,932	307,684
Switch, Inc., Class A	849	15,129
Twilio, Inc., Class A(1)	679	148,986
VeriSign, Inc.(1)	877	181,390
Visa, Inc., Class A	12,632	2,440,123
WEX, Inc.(1)	357	58,908
		$10,419,251
Leisure Products — 0.1%
Brunswick Corp.	790	$50,568
Hasbro, Inc.	100	7,495
Mattel, Inc.(1)	887	8,577
YETI Holdings, Inc.(1)	431	18,417
		$85,057

Calvert
US Large-Cap Growth Responsible Index Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Life Sciences Tools & Services — 2.4%
10X Genomics, Inc., Class A(1)	34	$ 3,036
Agilent Technologies, Inc.	2,796	247,082
Avantor, Inc.(1)	2,155	36,635
Bio-Rad Laboratories, Inc., Class A(1)	210	94,813
Bio-Techne Corp.	356	94,009
Bruker Corp.	876	35,636
Charles River Laboratories International, Inc.(1)	385	67,125
Illumina, Inc.(1)	1,334	494,047
IQVIA Holdings, Inc.(1)	1,608	228,143
Medpace Holdings, Inc.(1)	185	17,209
Mettler-Toledo International, Inc.(1)	198	159,499
NeoGenomics, Inc.(1)	778	24,102
PerkinElmer, Inc.	1,029	100,935
PRA Health Sciences, Inc.(1)	637	61,974
Repligen Corp.(1)	497	61,434
Syneos Health, Inc.(1)	300	17,475
Thermo Fisher Scientific, Inc.	3,197	1,158,401
Waters Corp.(1)	541	97,596
		$2,999,151
Machinery — 1.4%
Allison Transmission Holdings, Inc.	891	$32,771
Colfax Corp.(1)	457	12,750
Crane Co.	108	6,422
Cummins, Inc.	87	15,074
Deere & Co.	680	106,862
Donaldson Co., Inc.	849	39,495
Dover Corp.	382	36,886
Fortive Corp.	2,588	175,104
Gates Industrial Corp. PLC(1)	301	3,094
Graco, Inc.	1,963	94,204
IDEX Corp.	541	85,500
Illinois Tool Works, Inc.	1,882	329,068
Ingersoll Rand, Inc.(1)	3,656	102,807
ITT, Inc.	275	16,153
Lincoln Electric Holdings, Inc.	324	27,294
Nordson Corp.	482	91,440
Otis Worldwide Corp.	4,628	263,148
PACCAR, Inc.	170	12,724
Parker-Hannifin Corp.	514	94,201
Proto Labs, Inc.(1)	308	34,641
RBC Bearings, Inc.(1)	124	16,621
Rexnord Corp.(1)	526	15,333
Stanley Black & Decker, Inc.	92	12,823
Toro Co. (The)	1,029	68,264
Watts Water Technologies, Inc., Class A	52	4,212
Security	Shares	Value
Machinery (continued)
Westinghouse Air Brake Technologies Corp.	262	$ 15,083
Woodward, Inc.	192	14,890
Xylem, Inc.	986	64,051
		$ 1,790,915
Media — 1.0%
Altice USA, Inc., Class A(1)	2,880	$ 64,915
Cable One, Inc.	36	63,895
Charter Communications, Inc., Class A(1)	1,185	604,397
Comcast Corp., Class A	5,171	201,566
Liberty Broadband Corp., Class C(1)	1,180	146,273
New York Times Co. (The), Class A	845	35,515
Nexstar Media Group, Inc., Class A	158	13,223
Sirius XM Holdings, Inc.	9,803	57,544
		$1,187,328
Multiline Retail — 0.4%
Dollar General Corp.	1,654	$315,104
Ollie's Bargain Outlet Holdings, Inc.(1)	323	31,541
Target Corp.	1,369	164,184
		$510,829
Multi-Utilities — 0.0%(3)
CenterPoint Energy, Inc.	2,017	$37,657
CMS Energy Corp.	226	13,203
		$50,860
Personal Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A	1,567	$295,662
		$295,662
Pharmaceuticals — 3.5%
Bristol-Myers Squibb Co.	18,858	$1,108,850
Catalent, Inc.(1)	1,452	106,432
Elanco Animal Health, Inc.(1)	1,569	33,655
Eli Lilly & Co.	6,794	1,115,439
Horizon Therapeutics PLC(1)	791	43,964
Jazz Pharmaceuticals PLC(1)	531	58,590
Merck & Co., Inc.	14,938	1,155,155
Nektar Therapeutics(1)	686	15,888
Perrigo Co. PLC	656	36,257
Pfizer, Inc.	4,280	139,956
Zoetis, Inc.	4,319	591,876
		$4,406,062

Calvert
US Large-Cap Growth Responsible Index Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Professional Services — 0.8%
ASGN, Inc.(1)	241	$ 16,070
CoreLogic, Inc.(1)	518	34,820
CoStar Group, Inc.(1)	291	206,805
Exponent, Inc.	486	39,332
FTI Consulting, Inc.(1)	326	37,343
IHS Markit, Ltd.(1)	3,040	229,520
Nielsen Holdings PLC	1,020	15,157
Robert Half International, Inc.	310	16,377
TransUnion	1,383	120,377
TriNet Group, Inc.(1)	116	7,069
Verisk Analytics, Inc.	1,228	209,006
		$931,876
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(1)	837	$37,849
Howard Hughes Corp. (The)(1)	219	11,377
Redfin Corp.(1)	994	41,659
		$90,885
Road & Rail — 0.9%
J.B. Hunt Transport Services, Inc.	528	$63,540
Kansas City Southern	496	74,048
Knight-Swift Transportation Holdings, Inc.	812	33,869
Landstar System, Inc.	261	29,313
Norfolk Southern Corp.	955	167,669
Old Dominion Freight Line, Inc.	911	154,496
Saia, Inc.(1)	148	16,455
Schneider National, Inc., Class B	522	12,878
Union Pacific Corp.	3,433	580,417
Werner Enterprises, Inc.	291	12,667
		$1,145,352
Semiconductors & Semiconductor Equipment — 6.8%
Advanced Micro Devices, Inc.(1)	8,951	$470,912
Analog Devices, Inc.	2,001	245,403
Applied Materials, Inc.	6,972	421,457
Broadcom, Inc.	3,149	993,856
Brooks Automation, Inc.	388	17,165
Cabot Microelectronics Corp.	216	30,141
Cirrus Logic, Inc.(1)	249	15,383
Cree, Inc.(1)	2	118
Enphase Energy, Inc.(1)	482	22,929
Entegris, Inc.	1,104	65,191
First Solar, Inc.(1)	682	33,759
Inphi Corp.(1)	149	17,507
Intel Corp.	19,947	1,193,429
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
KLA Corp.	1,228	$ 238,821
Lam Research Corp.	1,144	370,038
Lattice Semiconductor Corp.(1)	1,263	35,857
Marvell Technology Group, Ltd.	3,926	137,646
Maxim Integrated Products, Inc.	976	59,155
Microchip Technology, Inc.	1,862	196,087
Micron Technology, Inc.(1)	9,005	463,938
MKS Instruments, Inc.	355	40,200
Monolithic Power Systems, Inc.	304	72,048
NVIDIA Corp.	4,612	1,752,145
ON Semiconductor Corp.(1)	3,251	64,435
Power Integrations, Inc.	290	34,258
Qorvo, Inc.(1)	938	103,677
Semtech Corp.(1)	662	34,570
Silicon Laboratories, Inc.(1)	322	32,287
Skyworks Solutions, Inc.	1,149	146,911
SolarEdge Technologies, Inc.(1)	397	55,096
Teradyne, Inc.	1,900	160,569
Texas Instruments, Inc.	5,704	724,237
Universal Display Corp.	373	55,808
Xilinx, Inc.	1,877	184,678
		$8,489,711
Software — 16.2%
ACI Worldwide, Inc.(1)	785	$21,187
Adobe, Inc.(1)	3,813	1,659,837
Altair Engineering, Inc., Class A(1)	324	12,879
Alteryx, Inc., Class A(1)(2)	405	66,533
ANSYS, Inc.(1)	699	203,919
Appfolio, Inc., Class A(1)(2)	112	18,224
Aspen Technology, Inc.(1)	593	61,441
Autodesk, Inc.(1)	1,792	428,628
Blackbaud, Inc.	364	20,777
Blackline, Inc.(1)	432	35,817
Box, Inc., Class A(1)	235	4,879
Cadence Design Systems, Inc.(1)	2,374	227,809
CDK Global, Inc.	851	35,248
Ceridian HCM Holding, Inc.(1)	470	37,257
Citrix Systems, Inc.	899	132,971
Coupa Software, Inc.(1)(2)	425	117,742
DocuSign, Inc.(1)	1,366	235,239
Dropbox, Inc., Class A(1)	153	3,331
Envestnet, Inc.(1)	222	16,326
Everbridge, Inc.(1)(2)	267	36,942
Fair Isaac Corp.(1)	231	96,567
FireEye, Inc.(1)	968	11,785
Five9, Inc.(1)(2)	531	58,766

Calvert
US Large-Cap Growth Responsible Index Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Software (continued)
Fortinet, Inc.(1)	1,085	$ 148,938
Guidewire Software, Inc.(1)	674	74,713
HubSpot, Inc.(1)	308	69,100
Intuit, Inc.	1,973	584,383
j2 Global, Inc.	234	14,791
LogMeIn, Inc.	419	35,519
Manhattan Associates, Inc.(1)	440	41,448
Microsoft Corp.	52,478	10,679,798
New Relic, Inc.(1)	420	28,938
Nuance Communications, Inc.(1)	1,486	37,603
Oracle Corp.	11,052	610,844
Palo Alto Networks, Inc.(1)	774	177,765
Paycom Software, Inc.(1)	359	111,193
Paylocity Holding Corp.(1)	260	37,931
Pegasystems, Inc.	163	16,491
Pluralsight, Inc., Class A(1)	95	1,715
Proofpoint, Inc.(1)	366	40,670
PTC, Inc.(1)	809	62,932
Q2 Holdings, Inc.(1)	422	36,203
Qualys, Inc.(1)	321	33,390
RealPage, Inc.(1)	581	37,771
RingCentral, Inc., Class A(1)(2)	567	161,601
salesforce.com, Inc.(1)	7,011	1,313,371
ServiceNow, Inc.(1)	1,485	601,514
Smartsheet, Inc., Class A(1)	753	38,343
SolarWinds Corp.(1)	532	9,400
Splunk, Inc.(1)	1,270	252,349
SS&C Technologies Holdings, Inc.	1,839	103,867
Synopsys, Inc.(1)	1,219	237,705
Tenable Holdings, Inc.(1)	504	15,024
Trade Desk, Inc. (The), Class A(1)	305	123,983
Tyler Technologies, Inc.(1)	306	106,145
Verint Systems, Inc.(1)	450	20,331
VMware, Inc., Class A(1)(2)	636	98,491
Workday, Inc., Class A(1)	1,342	251,437
Zendesk, Inc.(1)	885	78,349
Zoom Video Communications, Inc., Class A(1)	1,295	328,334
Zscaler, Inc.(1)	563	61,649
		$20,228,133
Specialty Retail — 3.2%
Advance Auto Parts, Inc.	109	$15,527
AutoZone, Inc.(1)	159	179,371
Burlington Stores, Inc.(1)	483	95,117
CarMax, Inc.(1)	165	14,776
Five Below, Inc.(1)	366	39,129
Floor & Decor Holdings, Inc., Class A(1)	611	35,224
Security	Shares	Value
Specialty Retail (continued)
Gap, Inc. (The)	1,439	$ 18,160
Home Depot, Inc. (The)	7,951	1,991,805
L Brands, Inc.	1,012	15,150
Lowe's Cos., Inc.	3,671	496,026
O'Reilly Automotive, Inc.(1)	509	214,630
RH(1)	139	34,597
Ross Stores, Inc.	2,554	217,703
Tiffany & Co.	329	40,118
TJX Cos., Inc. (The)	8,521	430,822
Tractor Supply Co.	799	105,300
Ulta Beauty, Inc.(1)	441	89,708
Williams-Sonoma, Inc.(2)	211	17,304
		$4,050,467
Technology Hardware, Storage & Peripherals — 8.9%
Apple, Inc.	30,409	$11,093,203
Pure Storage, Inc., Class A(1)	2,008	34,799
		$11,128,002
Textiles, Apparel & Luxury Goods — 0.9%
Carter's, Inc.(2)	187	$15,091
Columbia Sportswear Co.	2	161
Deckers Outdoor Corp.(1)	184	36,136
lululemon Athletica, Inc.(1)	886	276,441
NIKE, Inc., Class B	7,211	707,038
Skechers USA, Inc., Class A(1)	268	8,410
Tapestry, Inc.	2,468	32,775
Under Armour, Inc., Class A(1)	1,737	16,918
VF Corp.	239	14,565
		$1,107,535
Trading Companies & Distributors — 0.3%
Fastenal Co.	4,315	$184,854
HD Supply Holdings, Inc.(1)	359	12,439
SiteOne Landscape Supply, Inc.(1)	311	35,445
United Rentals, Inc.(1)	240	35,770
W.W. Grainger, Inc.	213	66,916
		$335,424
Water Utilities — 0.1%
American States Water Co.	205	$16,120
American Water Works Co., Inc.	831	106,916
Essential Utilities, Inc.	436	18,417
		$141,453

Calvert
US Large-Cap Growth Responsible Index Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc.(1)	1,214	$ 126,438
		$ 126,438
Total Common Stocks (identified cost $79,744,770)		$124,962,058

Rights — 0.0%(3)

Security	Shares	Value
Wireless Telecommunication Services — 0.0%(3)
T-Mobile US, Inc., Exp. 7/27/20(1)	1,214	$ 204
Total Rights (identified cost $449)		$ 204

Short-Term Investments — 0.4%
Other — 0.3%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.13%(4)	443,805	$ 443,805
Total Other (identified cost $443,805)		$ 443,805
Securities Lending Collateral — 0.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.13%(5)	73,936	$ 73,936
Total Securities Lending Collateral (identified cost $73,936)		$ 73,936
Total Short-Term Investments (identified cost $517,741)		$ 517,741
Total Investments — 100.3% (identified cost $80,262,960)		$125,480,003
Other Assets, Less Liabilities — (0.3)%		$ (343,298)
Net Assets — 100.0%		$125,136,705

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at June 30, 2020. The aggregate market value of securities on loan at June 30, 2020 was $935,876 and the total market value of the collateral received by the Fund was $935,267, comprised of cash of $73,936 and U.S. government and/or agencies securities of $861,331.
(3)	Amount is less than 0.05%.
(4)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
June 30, 2020.
(5)	Represents investment of cash collateral received in connection with securities lending.

Calvert
US Large-Cap Growth Responsible Index Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

At June 30, 2020, the value of the Fund’s investment in affiliated funds was $443,805, which represents 0.3% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended June 30, 2020 were as follows:
Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Calvert Cash Reserves Fund, LLC	$ —	$3,327,506	$(2,883,701)	$ —	$ —	$443,805	$40	443,805
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$124,962,058(1)	$ —	$ —	$124,962,058
Rights	204	—	—	204
Short-Term Investments:
Other	—	443,805	—	443,805
Securities Lending Collateral	73,936	—	—	73,936
Total Investments	$125,036,198	$443,805	$ —	$125,480,003

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Affiliated Fund. The Fund may invest in Calvert Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Calvert Research and Management (CRM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day and are categorized as Level 2 in the hierarchy. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.
For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.